Goodwill and intangible assets - Summary of Changes In Content Assets (Detail) - Content assets [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	¥ 1,561,882	¥ 1,342,046
Changes in carrying amount:
Additions	533,938	649,305
Acquisitions through business combinations		48,283
Acquisitions through business combinations and other	247,586
Disposals or classified as held for sale	(43,749)	(38,906)
Amortization	(571,008)	(510,123)
Impairment losses	(15,417)	(14,203)
Translation adjustment	214,881	85,190
Other		290
Total changes	366,231	219,836
Ending Balance	1,928,113	1,561,882
Film costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	572,930	453,477
Changes in carrying amount:
Additions	329,104	526,273
Acquisitions through business combinations		419
Disposals or classified as held for sale	(35,927)	(38,899)
Amortization	(397,855)	(381,753)
Impairment losses	(13,454)	(13,815)
Translation adjustment	76,678	27,228
Total changes	(41,454)	119,453
Ending Balance	531,476	572,930
Broadcasting rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	112,557	101,218
Changes in carrying amount:
Additions	97,028	83,491
Acquisitions through business combinations		7
Disposals or classified as held for sale	(7,371)
Amortization	(93,240)	(76,824)
Impairment losses	(883)
Translation adjustment	16,150	4,665
Total changes	11,684	11,339
Ending Balance	124,241	112,557
Music catalogs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	752,294	704,790
Changes in carrying amount:
Additions	20,842	27,839
Acquisitions through business combinations		607
Acquisitions through business combinations and other	229,884
Amortization	(43,779)	(31,686)
Impairment losses		(236)
Translation adjustment	106,777	50,980
Total changes	313,724	47,504
Ending Balance	1,066,018	752,294
Artist contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	15,986	15,243
Changes in carrying amount:
Additions	3,061	942
Acquisitions through business combinations and other	15,075
Disposals or classified as held for sale	(224)
Amortization	(1,394)	(1,285)
Impairment losses	(16)
Translation adjustment	3,168	1,086
Total changes	19,670	743
Ending Balance	35,656	15,986
Music distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	33,449	34,061
Changes in carrying amount:
Additions	146	35
Acquisitions through business combinations		1,171
Acquisitions through business combinations and other	2,627
Amortization	(3,146)	(2,755)
Translation adjustment	2,045	937
Total changes	1,672	(612)
Ending Balance	35,121	33,449
Game content [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	74,666	33,257
Changes in carrying amount:
Additions	83,757	10,725
Acquisitions through business combinations		46,079
Disposals or classified as held for sale	(227)	(7)
Amortization	(31,594)	(15,820)
Impairment losses	(1,064)	(152)
Translation adjustment	10,063	294
Other		290
Total changes	60,935	41,409
Ending Balance	135,601	74,666
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	5,923,847	4,978,980
Changes in carrying amount:
Ending Balance	7,423,874	5,923,847
Gross carrying amount [member] | Film costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	4,320,022	3,549,934
Changes in carrying amount:
Ending Balance	5,216,247	4,320,022
Gross carrying amount [member] | Broadcasting rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	419,025	395,045
Changes in carrying amount:
Ending Balance	528,970	419,025
Gross carrying amount [member] | Music catalogs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,008,942	914,418
Changes in carrying amount:
Ending Balance	1,401,970	1,008,942
Gross carrying amount [member] | Artist contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	32,484	30,278
Changes in carrying amount:
Ending Balance	54,131	32,484
Gross carrying amount [member] | Music distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	45,988	43,219
Changes in carrying amount:
Ending Balance	52,498	45,988
Gross carrying amount [member] | Game content [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	97,386	46,086
Changes in carrying amount:
Ending Balance	170,058	97,386
Accumulated amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(4,361,965)	(3,636,934)
Changes in carrying amount:
Ending Balance	(5,495,761)	(4,361,965)
Accumulated amortization and impairment losses [member] | Film costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(3,747,092)	(3,096,457)
Changes in carrying amount:
Ending Balance	(4,684,771)	(3,747,092)
Accumulated amortization and impairment losses [member] | Broadcasting rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(306,468)	(293,827)
Changes in carrying amount:
Ending Balance	(404,729)	(306,468)
Accumulated amortization and impairment losses [member] | Music catalogs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(256,648)	(209,628)
Changes in carrying amount:
Ending Balance	(335,952)	(256,648)
Accumulated amortization and impairment losses [member] | Artist contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(16,498)	(15,035)
Changes in carrying amount:
Ending Balance	(18,475)	(16,498)
Accumulated amortization and impairment losses [member] | Music distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(12,539)	(9,158)
Changes in carrying amount:
Ending Balance	(17,377)	(12,539)
Accumulated amortization and impairment losses [member] | Game content [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(22,720)	(12,829)
Changes in carrying amount:
Ending Balance	¥ (34,457)	¥ (22,720)